SCHEDULE OF FUTURE MATURITY OF LEASE LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases As Lessee
Finance Lease, 2025	¥ 5,622
Operating Lease, 2025	520,485
Finance Lease, 2026	4,771
Operating Lease, 2026	437,372
Finance Lease, 2027	3,358
Operating Lease, 2027	335,273
Finance Lease, 2028	2,461
Operating Lease, 2028	332,316
Finance Lease, 2029	1,512
Operating Lease, 2029	262,950
Finance Lease, Thereafter
Operating Lease, Thereafter	707,604
Finance Lease, Total undiscounted lease payments	17,724
Operating Lease, Total undiscounted lease payments	2,596,000
Finance Lease, Less: imputed interest	(516)
Operating Lease, Less: imputed interest	(147,395)
Finance Lease, Present value of lease liabilities	17,208
Operating Lease, Present value of lease liabilities	2,448,605
Finance Lease, Less: lease liabilities, current	(5,393)	¥ (4,158)
Operating Lease, Less: lease liabilities, current	(479,871)	(433,725)
Finance Lease, Lease liabilities, non-current	11,815	8,040
Operating Lease, Lease liabilities, non-current	¥ 1,968,734	¥ 1,958,689